Submission	Oct. 20, 2025
Submission [Line Items]
Central Index Key	0000706129
Registrant Name	HORIZON BANCORP INC /IN/
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A